Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
March 31, 2026
VIPVAL-NPRT1-0526
1.799871.122
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 4.7%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc (a)	99,487	5,540,405
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd (a)	139,004	6,780,829
Imperial Oil Ltd	81,932	10,731,673
TOTAL ENERGY		17,512,502
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States) (a)	84,074	5,005,766
TOTAL CANADA		28,058,673
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential PLC	316,600	4,401,726
Prudential PLC rights (b)(c)	316,600	59,306

TOTAL HONG KONG		4,461,032
PORTUGAL - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Galp Energia SGPS SA	199,000	4,771,542
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	46,976	6,302,770
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (d)(e)	65,500	2,106,135
UNITED STATES - 92.0%
Communication Services - 5.3%
Interactive Media & Services - 4.6%
Alphabet Inc Class A	69,806	20,073,413
Meta Platforms Inc Class A	10,559	6,041,121
ZoomInfo Technologies Inc (b)	300,300	1,795,794
		27,910,328
Media - 0.7%
Nexstar Media Group Inc	22,324	4,036,849
TOTAL COMMUNICATION SERVICES		31,947,177
Consumer Discretionary - 8.2%
Broadline Retail - 1.8%
Amazon.com Inc (b)	52,353	10,903,559
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (a)(b)	271,800	3,427,398
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (b)	70,248	2,748,102
Household Durables - 1.3%
PulteGroup Inc	35,229	4,143,283
Somnigroup International Inc	48,626	3,594,434
		7,737,717
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares	53,500	3,845,877
Specialty Retail - 3.4%
Bath & Body Works Inc	198,368	3,703,531
Lithia Motors Inc	17,656	4,409,056
Murphy USA Inc	11,388	5,625,330
Signet Jewelers Ltd (a)	46,800	3,961,152
Upbound Group Inc	178,234	3,217,124
		20,916,193
TOTAL CONSUMER DISCRETIONARY		49,578,846
Consumer Staples - 5.6%
Beverages - 1.9%
Keurig Dr Pepper Inc	244,105	6,427,285
Primo Brands Corp Class A	269,200	5,069,036
		11,496,321
Consumer Staples Distribution & Retail - 0.7%
Performance Food Group Co (b)	53,900	4,617,074
Food Products - 2.0%
Bunge Global SA	43,967	5,592,602
Darling Ingredients Inc (b)	101,863	6,300,227
		11,892,829
Household Products - 1.0%
Clorox Co/The	56,856	5,891,987
TOTAL CONSUMER STAPLES		33,898,211
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Core Natural Resources Inc	38,496	4,031,686
Exxon Mobil Corp	121,621	20,634,219
Phillips 66	24,100	4,390,538
Targa Resources Corp	25,530	6,401,137
TOTAL ENERGY		35,457,580
Financials - 16.6%
Banks - 4.8%
East West Bancorp Inc	87,210	9,310,540
First Citizens BancShares Inc/NC Class A	3,878	7,308,711
Wells Fargo & Co	149,718	11,919,051
		28,538,302
Capital Markets - 2.2%
Blue Owl Capital Inc Class A (a)	321,111	2,931,743
LPL Financial Holdings Inc	20,100	6,046,683
Raymond James Financial Inc	30,553	4,423,769
		13,402,195
Consumer Finance - 1.5%
OneMain Holdings Inc	101,288	5,417,895
SLM Corp	178,600	3,823,826
		9,241,721
Financial Services - 4.2%
Apollo Global Management Inc	79,731	8,883,628
Corpay Inc (b)	15,700	4,568,543
Fiserv Inc (b)	72,100	4,023,180
Global Payments Inc	48,973	3,295,883
WEX Inc (b)	27,811	4,256,195
		25,027,429
Insurance - 3.9%
Arthur J Gallagher & Co	21,600	4,678,128
First American Financial Corp	22,578	1,361,227
Reinsurance Group of America Inc	38,735	7,908,138
Travelers Companies Inc/The	33,965	9,906,911
		23,854,404
TOTAL FINANCIALS		100,064,051
Health Care - 12.6%
Biotechnology - 1.4%
Gilead Sciences Inc	61,156	8,523,312
Health Care Equipment & Supplies - 1.9%
Baxter International Inc (a)	159,300	2,676,240
Lantheus Holdings Inc (b)	60,200	4,566,170
QuidelOrtho Corp (b)	274,725	4,513,732
		11,756,142
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (a)(b)	325,853	7,621,702
Cigna Group/The	14,967	3,992,447
CVS Health Corp	140,171	10,067,081
Humana Inc	16,246	2,816,894
Molina Healthcare Inc (b)	35,477	4,729,084
		29,227,208
Life Sciences Tools & Services - 1.2%
ICON PLC (b)	37,130	4,108,806
IQVIA Holdings Inc (b)	18,200	3,103,828
		7,212,634
Pharmaceuticals - 3.3%
GSK PLC ADR	233,237	12,872,350
Roche Holding AG	17,801	7,104,216
		19,976,566
TOTAL HEALTH CARE		76,695,862
Industrials - 16.3%
Air Freight & Logistics - 3.2%
FedEx Corp	18,750	6,678,375
GXO Logistics Inc (b)	104,170	5,401,215
United Parcel Service Inc Class B	72,819	7,163,933
		19,243,523
Building Products - 0.6%
UFP Industries Inc	42,500	3,915,100
Commercial Services & Supplies - 1.6%
Brink's Co/The	41,742	4,325,723
Clean Harbors Inc (b)	19,331	5,542,778
		9,868,501
Electrical Equipment - 1.0%
Regal Rexnord Corp	32,362	6,060,108
Ground Transportation - 1.9%
Ryder System Inc	17,700	3,623,367
Saia Inc (b)	12,741	4,475,659
U-Haul Holding Co Class N	74,426	3,324,609
		11,423,635
Machinery - 3.5%
Allison Transmission Holdings Inc	58,251	6,818,862
Gates Industrial Corp PLC (b)	171,300	3,873,093
Oshkosh Corp	40,800	6,006,168
Terex Corp	75,107	4,438,824
		21,136,947
Professional Services - 4.0%
Amentum Holdings Inc (b)	161,560	4,213,485
Concentrix Corp (a)	58,028	1,587,646
First Advantage Corp (a)(b)	191,500	2,252,040
KBR Inc	137,800	5,079,308
SS&C Technologies Holdings Inc	89,500	6,047,515
TransUnion	67,900	4,698,001
		23,877,995
Trading Companies & Distributors - 0.5%
Herc Holdings Inc	29,162	2,903,077
TOTAL INDUSTRIALS		98,428,886
Information Technology - 7.4%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (b)	55,200	7,916,232
Avnet Inc	114,390	7,048,712
		14,964,944
Semiconductors & Semiconductor Equipment - 2.0%
First Solar Inc (a)(b)	20,115	3,967,885
ON Semiconductor Corp (b)	140,000	8,668,800
		12,636,685
Technology Hardware, Storage & Peripherals - 2.9%
Western Digital Corp	64,031	17,319,745
TOTAL INFORMATION TECHNOLOGY		44,921,374
Materials - 3.4%
Chemicals - 1.3%
Corteva Inc	78,483	6,569,812
Mosaic Co/The	45,100	1,150,050
		7,719,862
Containers & Packaging - 0.8%
Smurfit Westrock PLC	139,263	5,549,630
Metals & Mining - 1.3%
Constellium SE (b)	161,800	3,977,044
Reliance Inc	12,000	3,647,040
		7,624,084
TOTAL MATERIALS		20,893,576
Real Estate - 6.2%
Health Care REITs - 2.3%
Ventas Inc	81,049	6,628,187
Welltower Inc	37,207	7,356,196
		13,984,383
Industrial REITs - 1.5%
EastGroup Properties Inc	20,045	3,710,129
Prologis Inc	40,748	5,386,071
		9,096,200
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (b)	12,200	3,712,704
Residential REITs - 0.6%
Sun Communities Inc	26,902	3,388,576
Specialized REITs - 1.2%
Equinix Inc	7,664	7,512,559
TOTAL REAL ESTATE		37,694,422
Utilities - 4.6%
Electric Utilities - 3.6%
Constellation Energy Corp	22,799	6,366,621
Eversource Energy	67,125	4,650,420
NRG Energy Inc	37,300	5,451,022
PG&E Corp	293,446	5,155,846
		21,623,909
Multi-Utilities - 1.0%
Sempra	66,382	6,450,339
TOTAL UTILITIES		28,074,248
TOTAL UNITED STATES		557,654,233
TOTAL COMMON STOCKS (Cost $482,794,077)		603,354,385

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	2,388,629	2,389,107
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	31,252,063	31,255,188
TOTAL MONEY MARKET FUNDS (Cost $33,644,295)			33,644,295

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $516,438,372)	636,998,680
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(30,328,767)
NET ASSETS - 100.0%	606,669,913

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,106,135 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,106,135 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,615,928.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,263,308	26,447,629	29,321,830	63,688	(510)	510	2,389,107	2,388,629	0.0%
Fidelity Securities Lending Cash Central Fund	24,221,684	92,411,755	85,378,251	13,380	-	-	31,255,188	31,252,063	0.1%
Total	29,484,992	118,859,384	114,700,081	77,068	(510)	510	33,644,295

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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